Income Taxes - Summary of Major Components of Current Income Tax Expense from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Ongoing operations	$ 76.9	$ 54.9
UK reorganization tax and US transition tax	2.6	1.1
Current income tax expense	$ 79.5	$ 56.0